EQUITY (Tables)	12 Months Ended
Dec. 31, 2018
EQUITY
Schedule of capital stock distributed among shareholders and type of shares

12/31/2018

	COMMON		PREFERENTIAL			TOTAL CAPITAL
SHAREHOLDER	QUANTITY	%	Series A	%	Series B	%	QUANTITY	%
Union	554,395,652	51.00	—	—	1,544	0.00	554,397,196	40.99
BNDESPAR	141,757,951	13.04	—	—	18,691,102	7.04	160,449,053	11.86
BNDES	74,545,264	6.86	—	—	18,262,671	6.88	92,807,935	6.86
Banco Clássico	63,502,800	5.84	—	—	—	—	63,502,800	4.69
Fundos 3G Radar	749,800	0.07	—	—	42,626,500	16.06	43,376,300	3.21
American Depositary Receipts – ADR's	29,310,918	2.70	—	—	10,629,239	4.00	39,940,157	2.95
Other	222,787,912	20.49	146,920	100.00	175,225,827	66.01	398,160,659	29.44
	1,087,050,297	100.00	146,920	100.00	265,436,883	100.00	1,352,634,100	100.00

12/31/2017

	COMMON		PREFERENTIAL			TOTAL CAPITAL
SHAREHOLDER	QUANTITY	%	Series A	%	Series B	%	QUANTITY	%
Union	554,395,652	51.00	—	—	1,544	0.00	554,397,196	40.99
BNDESPAR	141,757,951	13.04	—	—	18,691,102	7.04	160,449,053	11.86
BNDES	74,545,264	6.86	—	—	18,262,671	6.88	92,807,935	6.86
Banco Clássico	68,750,800	6.32	—	—	—	—	68,750,800	5.08
American Depositary Receipts – ADR's	27,781,555	2.56	—	—	14,470,255	5.45	42,251,810	3.12
Other	219,819,075	20.22	146,920	100.00	214,011,311	80.63	433,977,306	32.08
	1,087,050,297	100.00	146,920	100.00	265,436,883	100.00	1,352,634,100	100.00

Schedule of capital reserve

	12/31/2018	12/31/2017
Compensation for insufficient remuneration - CRC	6,779,931	6,779,931
Goodwill on the issue of shares	3,384,310	3,384,310
Special - Decree-Law No. 54,936/1964	387,418	387,418
Monetary adjustment of the opening balance sheet of 1978	309,655	309,655
Compulsory loan monetary adjustment - 1987	2,708,432	2,708,432
Donations and grants - FINOR, FINAM and others	297,424	297,424
	13,867,170	13,867,170

Schedule of profit reserve

s

	12/31/2018	12/31/2017
Retention of Profits (Article 196 - Law No. 6,404/1976)	5,947,331	713,802
Unrealized Profits (Article 197 - Law No. 6,404/1976)	—	386,375
Legal (Article 193 - Law No. 6,404/1976)	834,414	171,295
Statutory (Article 194 - Law No. 6,404/1976)	183,006	50,382
Statutory - Investments	6,631,189	—
Special Dividend Reserve	2,291,889	—
	15,887,829	1,321,854

Schedule of remuneration to shareholders

ELETROBRAS
Net income for the year	13,262,378
(-) Legal reserve (5% of net income)	(663,119)
(+) Realization of the revaluation reserve	22,434
(+) Unclaimed Remuneration to Shareholders - Expired	362
= Basis for the year	12,622,055
Compulsory Dividend 2018	3,155,514
Calculation of the realized share of net income for the year
Dividends to be paid in full in 2018
Mandatory dividend of 2018 (25% of the adjusted net income)	3,155,514
(+) Dividend realized from unrealized profits reserve	386,375
3,541,889
(-) Preferential minimum dividend	368,868
(-) Dividend for common shareholders	881,132
(-) Special reserve (Article 202, paragraph 5)	2,291,889
(=) Balance after distribution	—
Allocation of the residual result for the year
Outstanding balance for the 2018 fiscal year	9,466,541
(+) Adjustment of IFRS 9 and 15	2,525,081
(+) Adjustment of investees	5,721
Retained earnings to be allocated	11,997,342
(-) Constitution of a statutory reserve for investments (50% of the net income)	(6,631,189)
Constitution of a statutory reserve for studies and projects (1% of the net income)	(132,624)
Constitution of an unrealized profits reserve	—
Constitution of a profit retention reserve (Article 196, LSA)	(5,233,529)